LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 4,042	$ 11,334